Average Annual Total Returns (Vanguard S&P Small-Cap 600 Growth Index Fund ETF)	Vanguard S&P Small-Cap 600 Growth Index Fund Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard S&P Small-Cap 600 Growth Index Fund Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard S&P Small-Cap 600 Growth Index Fund Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard S&P Small-Cap 600 Growth Index Fund Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	S&P SmallCap 600 Growth Index Vanguard S&P Small-Cap 600 Growth Index Fund Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	42.42%	42.21%	24.12%	42.41%	42.69%
Since Inception	25.05%	24.87%	20.13%	25.05%	25.29%